Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net pension liability	$ 930	$ 379
Estimated net loss to be amortized	135
Estimated prior service cost to be amortized	11
Amounts charged to expense for defined contribution plans	61	53	42
Percentage of plan assets, equity	60.00%
Percentage of plan assets, debt	40.00%
Estimated contribution to pension plans	163
Accrued postretirement health care costs - current	10	9
Estimated net loss to be amortized into net postemployment costs	54
Annual weighted-average turnover rate	2.50%	2.30%
Percentage increase in assumed compensation cost	3.00%	3.00%
Assets related to postemployment cost	24	24
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension liability	83	70
Accumulated benefit obligation	323	294
Accumulated benefit obligations in excess of plan assets, projected obligation	76	79
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	66	70
Weighted-average discount rate	4.50%	5.40%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Net pension liability	847	309
Accumulated benefit obligation	5,042	4,439
Accumulated benefit obligations in excess of plan assets, projected obligation	3,785	310
Accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	3,343	245
Accumulated benefit obligations in excess of plan assets, fair value of plan assets	$ 2,973	$ 41
Weighted-average discount rate	3.40%	4.00%
Postemployment Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average discount rate	6.80%	7.30%